Debt (Narrative) (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2014	Apr. 28, 2013	Mar. 31, 2013	Oct. 31, 2012	Apr. 30, 2011	Jun. 30, 2015
Credit Agreement
Line of Credit Facility, Description					Since 2011, the Company has had an ongoing revolving credit facility agreement with Wells Fargo Bank, National Association ("Wells Fargo").
Term Loan
Line of Credit Facility, Description

In July 2012, the Company and Wells Fargo agreed to add a new term loan in the amount of $2,625,000 (the "Term Loan"). The Term Loan bore interest at a rate per annum equal to 2.35% above LIBOR as specified in the Term Loan. Under the Term Loan, the first installment of monthly principal repayments commenced in August 2012 and continued at a fixed amount per month until the first annual increase in July 2013. Thereafter the amount of monthly principal reduction was subject to annual increases, with the last monthly payment in July 2019. There were annual principal payments in August 2013 and 2014 in the amount of $56,000, with a final installment, consisting of all remaining unpaid principal due and payable in full on July 5, 2019. In March 2015, the Company paid off the entire outstanding balance of the Term Loan concurrent with the sale of 759 acres of farmland property located in the Imperial Valley of California.

New Facilities
Line of Credit Facility, Description

On February 21, 2014, the Company entered into new credit agreements with Wells Fargo and thereby became obligated under new working capital facilities (collectively, the "New Facilities"). The New Facilities include (i) a domestic revolving facility of up to $4,000,000 to refinance the Company's outstanding credit accommodations from Wells Fargo and for working capital purposes, and (ii) an export-import revolving facility of up to $10,000,000 for financing export-related accounts receivable and inventory (the "Ex-Im Revolver"). The availability of credit under the Ex-Im Revolver will be limited to an aggregate of 90% of the eligible accounts receivable (as defined under the credit agreement for the Ex-Im Revolver) plus 75% of the value of eligible inventory (also as defined under the credit agreement for the Ex-Im Revolver), with the term "value" defined as the lower of cost or fair market value on a first-in first-out basis determined in accordance with generally accepted accounting principles. All amounts due and owing under the New Facilities must be paid in full on or before October 1, 2015, pursuant to the most recent amendments to the New Facilities as discussed below. The New Facilities are secured by a first priority lien on accounts receivable and other rights to payment, general intangibles, inventory, and equipment. The New Facilities are further secured by a lien on, and a pledge of, 65% of the stock of the Company's wholly-owned subsidiary, Seed Genetics International Pty Ltd. The New Facilities, as entered into in February 2014, bear interest either at (i) a fluctuating rate per annum determined by Wells Fargo to be 2.25% above the daily one-month LIBOR Rate in effect from time to time, or (ii) a fixed rate per annum determined to be 2.25% above LIBOR in effect on the first day of the applicable fixed rate term. Interest is payable each month in arrears.

Upon the occurrence of an event of default, as defined under the credit agreement for each of the New Facilities (collectively, the "Credit Agreements"), the principal balance due under the Facilities will thereafter bear interest at a rate per annum that is 4% above the interest rate that is otherwise in effect under the Facilities. The Credit Agreements contain customary representations and warranties, affirmative and negative covenants and customary events of default that permit Wells Fargo to accelerate the Company's outstanding obligations under the New Facilities, all as set forth in the Credit Agreements and related documents.

As consideration for the Ex-Im Revolver, the Company was required to pay a one-time, non-refundable commitment fee of $100,000 to Wells Fargo. Pursuant to the terms of a Borrower Agreement between the Company and the Export-Import Bank of the United States (the "Ex-Im Bank"), the Ex-Im Bank agrees to guarantee 90% of amounts outstanding and owing under the Ex-Im Revolver.

On February 27, 2015, the Company executed and entered into a Third Amendment to Credit Agreement and Revolving Line of Credit Note with respect thereto, and a Third Amendment to Ex-Im Working Capital Guarantee Credit Agreement and Revolving Line of Credit Note with respect thereto (collectively, the "Third Amendments"). Pursuant to the Third Amendments, the respective principal amounts available under the Credit Agreements and the Ex-Im Revolver remain unchanged, with the maturity date extended to July 1, 2015. Under the Third Amendments, both the Credit Agreement Note and the Ex-Im Revolver bear interest either (i) at a fluctuating rate per annum determined by Wells Fargo to be 2.75% above the daily one-month LIBOR Rate in effect from time to time, or (ii) at a fixed rate per annum determined to be 2.75% above LIBOR in effect on the first day of the applicable fixed rate term. The Third Amendments include minimal changes to certain financial covenants, including the manner in which the net income financial covenant (itself unchanged) is calculated for the period ended June 30, 2015 and, with respect to the Asset Coverage Ratio, which also remains unchanged, the addition of the requirement that such ratio be maintained at any time rather than as of month end.

On March 27, 2015, the Company entered into a Fourth Amendment to Credit Agreement and a Fourth Amendment to Ex-Im Working Capital Guarantee Credit Agreement, the purpose of which was to permit the Company to enter into a new guarantee with National Australia Bank Limited ("NAB") in connection with amended credit facilities to be consummated between NAB and SGI.

On June 30, 2015, the Company entered into a Fifth Amendment to Credit Agreement and Revolving Line of Credit Note with respect thereto, and a Fifth Amendment to Ex-Im Working Capital Guarantee Credit Agreement and Revolving Line of Credit Note related thereto (collectively, the "Fifth Amendments"). Pursuant to the Fifth Amendments, the respective principal amounts available under the Credit Agreement and the Ex-Im Revolver remain unchanged, with the maturity date extended to October 1, 2015. Seed Holding LLC and Stevia California LLC, both subsidiaries of the Company, executed continuing guarantees in connection therewith. On September 22, 2015, the Company paid-off and terminated the credit facilities with Wells Fargo. See Note 15 for further discussion of the replacement credit facility with KeyBank National Association.

IVS Note
Line of Credit Facility, Description

On October 1, 2012, the Company issued a five-year subordinated promissory note to Imperial Valley Seeds, Inc. in the principal amount of $500,000 (the "IVS Note"), with a maturity date of October 1, 2017 (the "Maturity Date"). The IVS Note will accrue interest at a rate per annum equal to one-month LIBOR at closing plus 2%, which equals 2.2%. Interest will be payable in five annual installments, in arrears, commencing on October 1, 2013, and on each succeeding anniversary thereof through and including the Maturity Date (each, a "Payment Date") and on the Maturity Date. Amortizing payments of the principal of $100,000 will also be made on each Payment Date, with any remaining outstanding principal and accrued interest payable on the Maturity Date. The outstanding balance on the IVS Note was $300,000 at June 30, 2015.

Vehicle Term Loan
Line of Credit Facility, Description

In March 2013, the Company entered into a term loan for a vehicle purchase. The loan is payable in 59 monthly installments and matures in February 2018. The loan bears interest at a rate of 2.94% per annum.

SGI Note
Line of Credit Facility, Description

On April 1, 2013, the Company issued a three-year subordinated promissory note to the selling shareholders of SGI in the principal amount of US $2,482,317 (the "SGI Note"), with a maturity date of April 1, 2016 (the "SGI Maturity Date"). The SGI note is non-interest bearing. A principal payment of $482,317 was made in October 2013, and the remaining $2,000,000 will be paid at the SGI Maturity Date. Since the note is non-interest bearing, the Company recorded a debt discount of $156,880 at the time of issuance for the estimated net present value of the obligation and accretes the net present value of the SGI Note obligation up to the face value of the SGI Note obligation using the effective interest method as a component of interest expense. Accretion of the debt discount totaled $52,570 and $51,438 for the years ended June 30, 2015 and 2014, respectively. Accretion of the debt discount was charged to the consolidated statement of operations.

NAB Facility
Line of Credit Facility, Description

SGI finances the purchase of most of its seed inventory from growers pursuant to a seasonal credit facility with NAB. The current facility, referred to as the 2015 NAB Facilities, was amended as of March 31, 2015 and expires on March 31, 2016. As of June 30, 2015, AUD $4,906,336 (USD $3,755,800 at June 30, 2015) was outstanding under the 2015 NAB Facilities.

The 2015 NAB Facilities, as currently in effect, comprises two distinct facility lines: (i) an overdraft facility (the "Overdraft Facility"), having a credit limit of AUD $980,000 (USD $750,190 at June 30, 2015) and a trade refinance facility (the "Trade Refinance Facility"), having a credit limit of AUD $12,000,000 (USD $9,186,000 at June 30, 2015).

The Trade Refinance Facility permits SGI to borrow funds for periods of up to 180 days, at SGI's discretion, provided that the term is consistent with its trading terms. Interest for each drawdown is set at the time of the drawdown as follows: (i) for Australian dollar drawings, based on the Australian Trade Refinance Rate plus 1.5% per annum and (ii) for foreign currency drawings, based on the British Bankers' Association Interest Settlement Rate for the relevant foreign currency for the relevant period, or if such rate is not available, the rate reasonably determined by NAB to be the appropriate equivalent rate, plus 1.5% per annum. As of June 30, 2015, the Trade Refinance Facility accrued interest on Australian dollar drawings at approximately 5.17%, calculated daily. The Trade Refinance Facility is secured by a lien on all the present and future rights, property and undertakings of SGI, the mortgage on SGI's Keith, South Australia property and the Company's corporate guarantee (up to a maximum of USD $13,000,000).

The Overdraft Facility permits SGI to borrow funds on a revolving line of credit up to the credit limit. Interest accrues daily and is calculated by applying the daily interest rate to the balance owing at the end of the day and is payable monthly in arrears. As of June 30, 2015, the Overdraft Facility accrued interest at approximately 7.12% calculated daily.

For both the Overdraft Facility and the Trade Refinance Facility, interest is payable each month in arrears. In the event of a default, as defined in the NAB Facility Agreement, the principal balance due under the facilities will thereafter bear interest at an increased rate per annum above the interest rate that would otherwise have been in effect from time to time under the terms of each facility (i.e., the interest rate increases by 4.5% per annum under the Trade Refinance Facility and the Overdraft Facility upon the occurrence of an event of default). The 2015 NAB Facilities contains customary representations and warranties, affirmative and negative covenants and customary events of default that permit NAB to accelerate SGI's outstanding obligations, all as set forth in the NAB facility agreements.

Both facilities constituting the 2015 NAB Facilities are secured by a fixed and floating lien over all the present and future rights, property and undertakings of SGI and are guaranteed by the Company as noted above. The 2015 NAB Facilities contain customary representations and warranties, affirmative and negative covenants and customary events of default that permit NAB to accelerate SGI's outstanding obligations, all as set forth in the NAB facility agreements. SGI was in compliance with all NAB debt covenants at June 30, 2015.

In January 2015, NAB and SGI entered into a new business markets - flexible rate loan (the "Keith Building Loan") in the amount of AUD $650,000 (USD $497,575 at June 30, 2015), and a machinery and equipment facility (the "Keith Machinery and Equipment Facility") of up to AUD $1,350,000 (USD $1,033,425 at June 30, 2015). The Keith Building Loan and the Keith Machinery and Equity Facility, collectively referred to as the Keith Credit Facilities, have a combined maximum credit amount of AUD $2,000,000 (USD $1,531,000 at June 30, 2015).

The Keith Credit Facilities are being used for the construction of a new building on SGI's Keith, South Australia property and for the machinery and equipment to be purchased for use in the operations of the new building. The Keith Building Loan matures on November 30, 2024. The interest rate on the Keith Building Loan varies from pricing period to pricing period (each such period approximately 30 days), based on the weighted average of a specified basket of interest rates (6.135% as of June 30, 2015). Interest is payable each month in arrears. The Keith Machinery and Equipment Facility permits SGI to draw down amounts up to the maximum of AUD $1,350,000 (USD $1,033,425) for periods of up to 180 days, in SGI's discretion, provided the term is consistent with SGI's trading terms. The Keith Machinery and Equipment Facility bears interest, payable in arrears, based on the Australian Trade Refinance Rate quoted by NAB at the time of the drawdown, plus 2.9%. The two Keith Credit Facilities contain customary representations and warranties, affirmative and negative covenants and customary events of default that permit NAB to accelerate SGI's outstanding obligations, all as set forth in the facility agreement. They are secured by a lien on all the present and future rights, property and undertakings of SGI, the Company's corporate guarantee and a mortgage on SGI's Keith, South Australia property. At June 30, 2015, the principal balance on the Keith Building Loan was AUD $609,382 (USD $466,482), and the principal balance on the Keith Machinery and Equipment Facility was AUD $202,034 (USD $154,657).

Pioneer Note
Line of Credit Facility, Description

On December 31, 2014 the Company issued a three-year secured promissory note to DuPont Pioneer in the initial principal amount of $10,000,000 (the "Pioneer Note"), with a maturity date of December 31, 2017 (the "Pioneer Maturity Date"). The Pioneer Note will accrue interest at 3% per annum. Interest will be payable in three annual installments, in arrears, commencing on December 31, 2015, and on each succeeding anniversary thereof through and including the Pioneer Maturity Date. The principal balance remains outstanding until maturity on December 31, 2017.